Segment Information	12 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

22.	SEGMENT INFORMATION

The Company's Chief Executive Officer (Chief Operating Decision Maker) examines internal reports to assess the Company's performance and determine the allocation of resources. The Company's activities are predominantly within Australia and cover research into Parkinsonian movement disorders, Alzheimer's disease, Huntington disease, and other neurodegenerative disorders. Accordingly, the Company has identified one reportable segment.